Other Assets, net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Other Assets [Abstract]
Other Assets, net
NOTE 4. Other Assets, net

The following table summarizes the Company’s other assets (in thousands):

	June 30, 2021	December 31, 2020
Loans to physician partners	$67,828	$—
Indemnification assets	10,137	10,009
Health plan deposits	11,523	11,523
Equity method investments	11,997	8,502
Right-of-use assets	9,208	9,585
Other	6,435	4,081

	$117,128	$43,700

Loans to Physician Partners
T
he Company provided loans to its physician partners in connection with taxes payable on shares distributed to them in connection with the IPO. See Note 1. These loans mature between 2026 and 2030 with nominal interest compounding annually and no prepayment penalties. Such loans are stated at the amount expected to be collected.
Indemnification Assets
I
ndemnification assets have been established to offset certain pre-closing
liabilities for which the prior owners of some of the Company’s California subsidiaries are obligated to indemnify the Company. The Company deems the amounts receivable under the indemnification agreements to be fully collectible should indemnification claims arise and, as such, a valuation allowance is not deemed necessary.
Equity Method Investments
On April 1, 2021, the Company launched five wholly-owned DCEs in collaboration with seven of its physician group partners. As of June 30, 2021, the Company had seven equity method investments that were deemed to be VIEs. The following table summarizes the Company’s equity method investments (in thousands):

	June 30, 2021	December 31, 2020
Direct contracting entities	$2,603	$—
Other	9,394	8,502

	$11,997	$8,502

For the Company’s equity method investments, it has determined that it is not the primary beneficiary of and, therefore, does not consolidate the VIEs because it does not have the ability to control activities that most significantly impact their economic performance. See Note 13.
The combined summarized operating results of the Company’s DCEs for the three and six months ended June 30, 2021 are as follows (in thousands):

Total
Medical services revenue	$163,984
Medical services expens e	(152,154)
Other medical expenses (1)	(7,156)

Net income	1,840

(1)	Includes physician incentive expenses of $3.6 million.

NOTE 7. Other Assets

The following table summarizes the Company’s other assets (in thousands):

	December 31,
	2020	2019
Indemnification assets	$10,009	$13,484
Health plan deposits	11,523	—
Right of use asset	9,585	11,684
Other	12,583	8,116

	$43,700	$33,284

Indemnification assets have been established to offset certain pre-closing
liabilities for which the prior owners of some of the Company’s California subsidiaries are obligated to indemnify the Company. The Company deems the amounts receivable under the indemnification agreements to be fully collectible should indemnification claims arise and, as such, a valuation allowance is not deemed necessary.